FINANCIAL ASSETS AND LIABILITIES - Concessions and Itaipu (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
Financial assets - Concessions and Itaipu	R$ 389,438
Non-Current Assets		R$ 2,601,027
Total financial assets	389,438	2,601,027
Financial liabilities		(578,626)
Indemnifiable Generation Concessions
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets		2,172,162
Indemnifiable Generation Concessions | Generation
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets		2,172,162
Financial Assets - Itaipu
FINANCIAL ASSETS AND LIABILITIES
Financial assets - Concessions and Itaipu	R$ 389,438
Non-Current Assets		428,865
Financial liabilities - Itaipu
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities		R$ (578,626)